Significant judgments and sources of estimation uncertainties - Percentage of Accounts Receivable (Details) - item	Dec. 31, 2025	Dec. 31, 2024
Major customers
Number of single debtor other than U.S. Medicare and Medicaid accounted for more than 5% of total trade accounts receivable	0
Percentage of trade accounts and other receivables from unrelated parties	100.00%	100.00%
U.S. Government health care programs
Major customers
Percentage of trade accounts and other receivables from unrelated parties	33.00%	34.00%
U.S. commercial payors
Major customers
Percentage of trade accounts and other receivables from unrelated parties	17.00%	18.00%
U.S. hospitals
Major customers
Percentage of trade accounts and other receivables from unrelated parties	5.00%	4.00%
Self-pay of U.S. patients
Major customers
Percentage of trade accounts and other receivables from unrelated parties	3.00%	2.00%
Other U.S. payors
Major customers
Percentage of trade accounts and other receivables from unrelated parties	1.00%	1.00%
Product customers and health care payors outside U.S.
Major customers
Percentage of trade accounts and other receivables from unrelated parties	41.00%	41.00%